COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
The remainder of 2025	$ 18,361
2026	34,762
2027	17,710
2028	0
Total contractual obligations	$ 70,833